Furniture and Equipment	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property and Equipment

5.      PROPERTY AND EQUIPMENT

	Cost	Accumulated Depreciation	Net Book Value
As at December 31, 2016
Leasehold improvements	$1,373	$461	$912
Computer equipment and software	2,102	1,882	220
Furniture and equipment	496	388	108
	$3,971	$2,731	$1,240
As at December 31, 2015
Leasehold improvements	$1,373	$322	$1,051
Computer equipment and software	2,092	1,843	249
Furniture and equipment	872	558	314
	$4,337	$2,723	$1,614

The Company purchased property and equipment totaling $48 during 2016 (2015 - $178). During 2016, the Company disposed of property and equipment with a cost and accumulated amortization totaling $414 and $401, respectively for no proceeds resulting in a loss on disposal of $13.